Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Research and Development Expenses
Schedule of research and development expenses

	Year Ended December 31,
	2018	2019	2020
Employee compensation	1,850,886	2,004,931	1,362,231
Design and development expenses	1,827,980	2,041,024	778,463
Depreciation and amortization expenses	103,427	187,137	255,544
Rental and related expenses	33,105	57,401	51,123
Travel and entertainment expenses	104,949	63,998	15,720
Others	77,595	74,089	24,689
Total	3,997,942	4,428,580	2,487,770